Financial Instruments - Additional Information - Risk Management (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Reduction in income		$ 42	$ 10
Hypothetic foreign exchange rate strengthening	10.00%
Financial debt percentage	79.00%
Current maturities of debt	$ 2	68
Other financial obligations	936	867
Cash flows provided by operating activities from continuing operations	1,469	$ 1,806	$ 1,545
Revolving credit facility	$ 1,750
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage	14.00%
Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage	4.00%
Philippine peso [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	5.40%	4.40%
Financial debt percentage	2.00%
Other Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	4.30%	4.10%
Financial debt percentage	1.00%
Foreign Exchange Options [Member] | Dollar Denominated [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 500
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reduction in income	$ 13	$ 7
Interest rate risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		0.50%
Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	21.00%	10.00%
Currency risk [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	21.00%
Currency risk [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	27.00%
Currency risk [member] | United Kingdom [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	5.00%
Currency risk [member] | Germany [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	3.00%
Currency risk [member] | France [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	4.00%
Currency risk [member] | Poland [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Spain [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Rest Of Europe Region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	4.00%
Currency risk [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Panama [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	1.00%
Currency risk [member] | Rest of South, Central America and the Caribbean region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Caribbean Tcl [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Philippines [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	16.00%
Currency risk [member] | Dominican Republic [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	2.00%
Currency risk [member] | Israel [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	5.00%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Current maturities of debt	$ 987
Other financial obligations	1,020
Cash flows provided by operating activities from continuing operations	1,475
Revoving Credit Facility Disposed Amount	300
Liquidity risk [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility	$ 1,750